INTANGIBLE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of Changes in Intangible Assets and Goodwill

(in millions of Euros)	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2020	21	19	14	14	2	70	455
Additions	—	—	—	4	—	4	—
Amortization expense	(1)	(8)	(1)	—	—	(10)	—
Impairment	—	(1)	—	—	—	(1)	—
Transfer	—	4	—	(4)	—	—	—
Effect of changes in foreign exchange rates	(2)	1	—	(1)	—	(2)	(38)
Net balance at December 31, 2020	18	15	13	13	2	61	417

Cost	79	76	37	14	2	208	417
Less accumulated depreciation and impairment	(61)	(61)	(24)	(1)	—	(147)	—
Net balance at December 31, 2020	18	15	13	13	2	61	417

(in millions of Euros)	Notes	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total Intangible Assets	Goodwill
Net balance at January 1, 2019		22	18	15	13	2	70	422
Intangible assets acquired through business combination	33	—	—	—	—	—	—	24
Additions		—	1	—	8	—	9	—
Amortization expense		(1)	(8)	(1)	—	—	(10)	—
Transfer		—	7	—	(7)	—	—	—
Effect of changes in foreign exchange rates		—	1	—	—	—	1	9
Net balance at December 31, 2019		21	19	14	14	2	70	455

Cost		87	73	39	16	2	217	455
Less accumulated depreciation and impairment		(66)	(54)	(25)	(2)	—	(147)	—
Net balance at December 31, 2019		21	19	14	14	2	70	455